Equity change in equity (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in equity [Line Items]
Equity	€ 7,665,000,000	€ 8,120,000,000	€ 5,879,000,000	€ 6,473,000,000
Profit (loss)	1,150,000,000	3,490,000,000	511,000,000
Equity attributable to owners of parent	5,908,000,000	6,075,000,000	3,766,000,000
Impact on hedge reserves	(82,000,000)	129,000,000
Currency translation differences	620,000,000	(139,000,000)
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	(702,000,000)	268,000,000	(119,000,000)
Total other comprehensive income reclassified to profit or loss, net of tax	93,000,000	(15,000,000)	8,000,000
Comprehensive income	541,000,000	3,743,000,000	400,000,000
Comprehensive income, attributable to owners of parent	472,000,000	3,382,000,000	269,000,000
Scrip dividend and other dividends	(156,000,000)	(130,000,000)
Increase (decrease) in treasury share repurchase in equity	(501,000,000)	(701,000,000)	(114,000,000)
Shareholder remuneration	(1,025,000,000)	(1,277,000,000)	(629,000,000)
Increase (decrease) through change in equity of subsidiaries, equity	6,000,000	22,000,000	117,000,000
Increase (decrease) through share-based payment transactions, equity	15,000,000	13,000,000	12,000,000
Other treasury repurchase in equity instruments	0	(272,000,000)	0
Perpetual subordinated bonds	0	0	(513,000,000)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	0	2,000,000
Increase (decrease) through other changes, equity	8,000,000	12,000,000	17,000,000
Other equity transactions	29,000,000	(225,000,000)	146,000,000
Dividends recognised as distributions to non-controlling interests	(368,000,000)	(446,000,000)	(379,000,000)
Grupo Serveo, S.L.
Changes in equity [Line Items]
Currency translation differences and debt hedging derivatives		€ 0.2478
IRB infrastructure developers limited [Member] | Currency translation differences relating of the divestment in IRB [Member]
Changes in equity [Line Items]
Total stake retain by Ferrovial for associates		5.00%
Equity attributable to owners of parent [member]
Changes in equity [Line Items]
Equity	5,908,000,000	€ 6,075,000,000	3,766,000,000	4,233,000,000
Profit (loss)	888,000,000	3,239,000,000	341,000,000
Impact on hedge reserves	(75,000,000)	125,000,000
Currency translation differences	(434,000,000)	(33,000,000)
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	(509,000,000)	158,000,000	(80,000,000)
Total other comprehensive income reclassified to profit or loss, net of tax	93,000,000	(15,000,000)	8,000,000
Comprehensive income	472,000,000	3,382,000,000	269,000,000
Scrip dividend and other dividends	(156,000,000)	130,000,000
Increase (decrease) in treasury share repurchase in equity	(501,000,000)	(701,000,000)	(114,000,000)
Shareholder remuneration	(657,000,000)	(831,000,000)	(250,000,000)
Increase (decrease) through change in equity of subsidiaries, equity	0	0	0
Increase (decrease) through share-based payment transactions, equity	15,000,000	13,000,000	12,000,000
Other treasury repurchase in equity instruments	0	(272,000,000)	0
Perpetual subordinated bonds	0	0	(513,000,000)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	0	0
Increase (decrease) through other changes, equity	3,000,000	17,000,000	15,000,000
Other equity transactions	18,000,000	(242,000,000)	27,000,000
Dividends recognised as distributions to non-controlling interests	0	0	0
Non-controlling interests [member]
Changes in equity [Line Items]
Equity	1,757,000,000	2,045,000,000	2,113,000,000	€ 2,240,000,000
Profit (loss)	262,000,000	251,000,000	170,000,000
Impact on hedge reserves	(7,000,000)	4,000,000
Currency translation differences	186,000,000	(106,000,000)
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	(193,000,000)	110,000,000	(39,000,000)
Total other comprehensive income reclassified to profit or loss, net of tax	0	0	0
Comprehensive income	69,000,000	361,000,000	131,000,000
Scrip dividend and other dividends	0	0
Increase (decrease) in treasury share repurchase in equity	0	0	0
Shareholder remuneration	(368,000,000)	(446,000,000)	(379,000,000)
Increase (decrease) through change in equity of subsidiaries, equity	6,000,000	22,000,000	117,000,000
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments	0	0	0
Perpetual subordinated bonds	0	0	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	0	2,000,000
Increase (decrease) through other changes, equity	5,000,000	(5,000,000)	2,000,000
Other equity transactions	11,000,000	17,000,000	119,000,000
Dividends recognised as distributions to non-controlling interests	€ (368,000,000)	€ (446,000,000)	€ (379,000,000)